SEGMENT - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of reportable segments	2